Leases - Lessee: Supplemental Balance Sheet Information (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Operating And Finance Lease Supplemental Balance Sheet Information Line Items [Line Items]
Right-of-use asset (operating leases)	¥ 270,160
Operating lease, Total lease liabilities	266,790
Operating lease, Other Liabilities	¥ 266,790
Operating lease, Weighted average remaining lease term	13 years
Operating lease, Weighted average discount rate	1.08%
Right-of-use asset (finance leases)	¥ 2,249
Finance leases, Total lease liabilities	2,840
Finance leases, Other Liability	¥ 2,840
Finance leases, Weighted average remaining lease term	9 years
Finance leases, Weighted average discount rate	3.01%
Investment in Operating Leases
Operating And Finance Lease Supplemental Balance Sheet Information Line Items [Line Items]
Right-of-use asset (operating leases)	¥ 121,553
Right-of-use asset (finance leases)	0
Property under Facility Operations
Operating And Finance Lease Supplemental Balance Sheet Information Line Items [Line Items]
Right-of-use asset (operating leases)	73,226
Right-of-use asset (finance leases)	2,241
Office Facilities
Operating And Finance Lease Supplemental Balance Sheet Information Line Items [Line Items]
Right-of-use asset (operating leases)	75,381
Right-of-use asset (finance leases)	¥ 8